ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign currency translation adjustments, Beginning Balance	$ (71.1)	$ (36.5)	$ 4.1
Foreign currency translation adjustments, Other comprehensive loss	(59.8)	(34.6)	(40.6)
Foreign currency translation adjustments, Ending Balance	(130.9)	(71.1)	(36.5)
Pension adjustments, Beginning Balance	0.0	0.0	0.0
Pension adjustments, Other comprehensive loss	(0.3)
Pension adjustments, Ending Balance	(0.3)	0.0	0.0
Total, Beginning Balance	(71.1)	(36.5)	4.1
Total, Other comprehensive loss	(60.1)	(34.6)	(40.6)
Total, Ending Balance	$ (131.2)	$ (71.1)	$ (36.5)